Offerings	Jun. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering Note	The securities registered hereunder include such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities, (d) warrants to purchase common stock, preferred stock, or other securities of the registrant, and (e) units consisting of some or all of these securities in any combination, as may be offered and sold from time to time in one or more offerings by the registrant. There is also being registered hereunder an indeterminate number of shares of common stock and preferred stock that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities, or that are issued in units.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 463,450,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 64,002.44
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the filing fees relating to the securities that are registered and available for sale under this registration statement other than the fees in connection with the $500,000,000 of the registrant's common stock that may be issued and sold from time to time under the Sales Agreement, dated June 26, 2026, with TD Securities (USA) LLC, as sales agent. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold Securities (as defined below) being carried forward, and the filing fees previously paid in connection with the Unsold Securities will be applied to the filing fees for the securities being registered in this registration statement.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 36,550,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-293600
Carry Forward Initial Effective Date	Feb. 27, 2026
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 5,047.55
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities being registered hereunder include $36,550,000 aggregate principal amount of unsold securities (the "Unsold Securities") previously covered by our registration statement on Form S-3 (File No. 333-293600), which was filed with the Securities and Exchange Commission on February 19, 2026 and became effective on March 4, 2026 (the "Prior Registration Statement"). We paid a filing fee of $5,047.55 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement) relating to the Unsold Securities under the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, (i) the registration fee applicable to the Unsold Securities is being carried forward to this registration statement and will continue to be applied to the Unsold Securities, and (ii) the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.